DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements differ from the financial statements prepared by the Company’s individual legal entities for statutory purposes in that they reflect certain adjustments, not recorded in the accounting records of the Company's individual legal entities, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. Distributable retained earnings of the Company are based on amounts reported in statutory accounts of individual entities and may significantly differ from amounts calculated on the basis of U.S. GAAP.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Yandex N.V. and the entities it controls. All inter-company transactions and balances within the Company have been eliminated upon consolidation.

Noncontrolling interests in consolidated subsidiaries are included in the consolidated balance sheets as a separate component of equity. The Company reports consolidated net income inclusive of both the Company’s and the noncontrolling interests’ share, as well as amounts of consolidated net income/(loss) attributable to each of the Company and the noncontrolling interests.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates. The most significant estimates relate to fair value of investment in Yandex.Market determined in connection with the business combination (Note 3), impairment assessments of investments in non-marketable equity securities, redeemable noncontrolling interests, initial recognition and impairment assessments of goodwill and intangible assets, selection of the content assets amortization method, useful lives of property and equipment and intangible assets, allowance for credit losses, fair values of share-based awards, deferred tax assets recoverability, convertible loan and operating lease incremental borrowing rate, fair values of financial instruments, income taxes and contingencies. The Company bases its estimates on historical experience with consideration given to current events such as the impacts of the coronavirus pandemic (“COVID-19”) on the assumptions and other inputs supporting significant estimates and judgments that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of the Company’s parent company is the U.S. dollar. The functional currency of the Company’s operating subsidiaries is generally the respective local currency. The Company has elected the Russian ruble as its reporting currency. All balance sheet items are translated into Russian rubles based on the exchange rate on the balance sheet date and revenue and expenses are translated at the monthly weighted average rates of exchange. Translation gains and losses are recorded as foreign currency translation adjustments in other comprehensive income. Foreign exchange transaction gains and losses are included in other income/(loss), net in the accompanying consolidated statements of income.

Convenience Translation

Convenience Translation

Translations of amounts from RUB into U.S. dollars for the convenience of the reader have been made at the exchange rate of RUB 73.8757 to $1.00, the prevailing exchange rate as of December 31, 2020 (except as otherwise stated). No representation is made that the RUB amounts could have been, or could be, converted into U.S. dollars at such rate.

Certain Risks and Concentrations

Certain Risks and Concentrations

A significant portion of the Company’s revenues is derived from online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or changes in users’ internet preferences or advertiser spending behavior could adversely affect the Company’s financial position and results of operations. Other revenues, primarily represented by commission-based revenues of the Taxi business, continue to represent an increasing share of the Company’s total revenues. Significant changes in the ride-hailing industry could adversely affect the Company's financial position and results of operations.

In addition, the Company’s principal business activities are within the Russian Federation. Laws and regulations affecting businesses operating in the Russian Federation are subject to frequent changes, which could impact the Company’s financial position and results of operations.

Approximately half of the Company’s revenue is collected on a prepaid basis; credit terms are extended to major sales agencies and to larger loyal clients. Accounts receivable are typically unsecured and are primarily derived from revenues earned from customers located in the Russian Federation.

No individual customer or groups of affiliated customers represented more than 10% of the Company’s revenues in 2018, 2019 and 2020.

Financial instruments that can potentially subject the Company to a significant concentration of credit risk consist, in addition to accounts receivable, primarily of cash, cash equivalents and term deposits. The primary focus of the Company’s treasury strategy is to preserve capital and meet liquidity requirements.

The Company’s treasury policy addresses the level of credit exposure by working with different geographically diversified banking institutions, subject to their conformity to an established minimum credit rating for banking relationships. To manage the risk exposure, the Company mainly maintains its portfolio of investments in a variety of term deposits.

Revenue Recognition

Revenue Recognition

Revenue is recognized when the control of promised goods or services is transferred to the Company’s customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The Company identifies its contracts with customers and all performance obligations within those contracts. The Company then determines the transaction price and allocates the transaction price to the performance obligations within the Company's contracts with customers, recognizing revenue when, or as, the Company satisfies its performance obligations. The Group excludes from the measurement of its revenues any tax collected on behalf of third parties.

The Company’s principal revenue streams and their respective accounting treatments are discussed below:

Online Advertising Revenues

The Company’s online advertising revenues are generated from serving online ads on its own websites and on Yandex Advertising Network (platform for ads placement) members’ websites. Advance payments received by the Company from advertisers are recorded as deferred revenue on the Company’s consolidated balance sheets and recognized as online advertising revenues in the period services are provided.

Advertising bonuses that are paid to agencies are accounted for as an offset to revenues and amounted to RUB 9,367, RUB 10,576 and RUB 10,322 ($139.7) in 2018, 2019 and 2020, respectively.

In accordance with U.S. GAAP, the Company reports online advertising revenues gross of fees paid to Yandex Advertising Network members, because the Company is the principal to its advertisers and retains collection risk. The Company records fees paid to advertising network members as traffic acquisition costs, a component of cost of revenues.

The Company recognizes online advertising revenues based on the following principles:

The Company’s Yandex.Direct service offers advertisers the ability to place performance-based ads on Yandex and Yandex Advertising Network member websites targeted to users’ search queries or website content. The Company recognizes as revenues fees charged to advertisers as “click throughs” (cost per click or CPC) occur or users take specified actions, like placing an order on the website or filling out a request (cost per action or CPA). A “click through” occurs each time a user clicks on one of the performance based ads that are displayed next to the search results or on the content pages of Yandex or Yandex Advertising Network members’ websites. The Company’s Yandex.Market marketplace services are priced on CPA model, while price comparison services are mainly priced on a CPC basis and revenue recognized only when a user clicks on product offerings placed by merchants on Yandex.Market.

The Company recognizes revenue from brand advertising on its websites and on Yandex Advertising Network member websites as “impressions” are delivered. An “impression” is delivered when an advertisement appears on pages viewed by users.

The Company may accept a lower consideration than the amount promised per the contract for certain revenue transactions and certain customers may receive cash-based incentives or credits, which are accounted for as variable consideration when estimating the amount of revenue to recognize. The Company believes that there will be no significant changes to the estimates of variable consideration.

Revenues of Taxi business

The revenues of the Taxi business primarily consist of commissions for providing ride-hailing services and food delivery services.

For ride-hailing services provided to individual users, the Company is not a principal and reports only commission fees as revenue. For services provided to corporate transportation services clients the Company acts as the principal and revenue and related costs are recorded gross. In the regions, where revenues exceed promotional discounts to users and minimum fare guarantees to drivers, the discounts and guarantees are netted against revenues.

The Company uses its ride-hailing platform to provide various services to riders, Fleet Management Companies (“FMCs”, which are companies that manage and employ large numbers of drivers), individual taxi drivers and corporate clients. Individual users (riders) access the platform for free and the Company has no performance obligation to individual users. As a result, only taxi FMCs, individual drivers and corporate clients are considered the Company’s customers.

Principal vs. Agent Considerations

The Company evaluates the presentation of revenue on a gross versus net basis based on whether it acts as a principal by controlling the service provided to the passenger or whether it acts as an agent by enabling individual taxi drivers to interact directly with service users and provide the service to the passenger.

In its relationship with FMCs and individual drivers, the Company is not a principal. The Company enables drivers to obtain rides and receive payment for the rides through the use of the Company’s technology applications. While the Company facilitates setting the price for the rides, the driver and the rider have the discretion to accept the transaction price through the Company’s technology application. The Company is not responsible for fulfilling the transportation services being provided to the service user, nor does the Company have inventory risk related to these services. Accordingly, the Company acts as an agent in the transaction. The Company reports revenue on a net basis, reflecting the fee owed to the Company from the drivers as revenue, and not the gross amount collected from the service user.

The Company has exercised judgment in determining whether the Company is the principal or agent in transactions with corporate clients since the Company subcontracts FMCs or individual drivers to deliver the transportation service promised to corporate clients. The Company presents revenue on a gross basis based upon its conclusion that it controls the transportation service provided to corporate clients. In reaching this conclusion, the Company considered the following key facts and circumstances:

●	The Company controls the quality of transportation services promised to its corporate customers, such as prioritization of corporate rides, and setting quality and response requirements for FMCs and individual taxi drivers in order for them to be eligible to offer corporate rides.
●	The platform’s backend provides on-demand analytics and expense reporting capabilities to corporate clients, thus reducing their administrative costs. The Company considers this to be a significant part of the corporate client’s user experience.
●	The Company is contractually responsible for providing on-demand transportation services to corporate clients (in order to service corporate clients, the Company enters into an additional contract with FMCs pursuant to which the FMC is the service provider and the Company is the service recipient). In case of customer dissatisfaction, the Company, rather than FMCs or individual taxi drivers, must provide a remedy.
●	The Company is required to compensate FMCs and individual taxi drivers regardless of whether the corporate client accepts a ride or not; therefore, the Company has inventory risk.

The Company has full discretion in setting ride prices for corporate clients.

For food delivery services provided to individual users, the Company is not a principal and reports only Yandex.Eats’s commission fees as revenue. For food delivery services performed by the Company and not the restaurant itself, the Company recognizes revenue gross of the amounts payable to third-party delivery agents as the Company has the primary responsibility for the fulfilment of the delivery service. Third-party delivery costs are recorded as cost of goods sold. In the regions where revenues exceed promotional discounts to users, the discounts are netted against revenues.

For the both of the ride-hailing services and food delivery services provided in the regions, where discounts to users exceed the related revenues, the excess is presented in sales, general and administrative expenses in the consolidated statements of income.

For car-sharing business the Company uses the provisions of ASС 842 Leases to account for its car fleet rental revenues and other related products and services. The Company recognizes car fleet rentals revenues when obligations under the terms of the contract with a customer are satisfied. Generally, this occurs evenly over the period of rental as the control over the promised services is transferred to the customer and associated benefits are consumed.

The Company recorded RUB 21,960 ($297.3) of promotional discounts to users and minimum fare guarantees in 2020 (RUB 19,095 in 2019 and RUB 14,311 in 2018), of which RUB 21,220 ($287.2) (RUB 17,202 in 2019 and RUB 11,574 in 2018) were netted against revenues and RUB 740 ($10.0) (RUB 1,893 in 2019 and RUB 2,737 in 2018) were presented in sales, general and administrative expenses.

Revenues from sales of goods

The Сompany’s revenues from sales of goods primarily consist of e-grocery revenues and revenues from devices and other goods sold.

E-grocery revenues are generated from the sale and delivery of consumer products to individual customers. Products are ordered through mobile application and then delivered from the Company’s hyperlocal dark stores. Revenue from e-grocery services is recognized when control of the goods is transferred to the customers, which generally occurs upon delivery.

The Company’s revenue from sale of devices and other goods is recognized once control over the goods has been transferred to the customer.

Other Revenue

The Company’s other revenue primarily consists of revenues from the Company’s media services.

The Company’s revenue from its media services is recognized over the period when the respective services are provided to users.

Practical Expedients and Exemptions

The Company does not disclose the value of unsatisfied performance obligations as of period end for contracts with an original expected duration of one year or less and contracts for which the Company recognizes revenue at the amount to which the Company has the right to invoice for services performed.

Cost of Revenues

Cost of Revenues

Cost of revenues consists of traffic acquisition costs, cost of devices and other goods sold, Yandex.Drive car leases, gasoline costs and outsourced services such as insurance, maintenance and other services, cost of corporate taxi services, logistics, content acquisition costs, expenses associated with the operation of the Company’s data centers and other cost of revenues. Traffic acquisition costs consist of amounts ultimately paid to Yandex Advertising Network members and to certain other partners (“distribution partners”) who distribute the Company’s products or otherwise direct search queries to the Company’s websites. These amounts are primarily based on revenue-sharing arrangements with advertising network members and distribution partners. Traffic acquisition costs are expensed as incurred.

Product Development Expenses

Product Development Expenses

Product development expenses consist primarily of personnel costs incurred for the development of, enhancement to and maintenance of the Company’s search engine and other Company’s services and technology platforms. Product development expenses also include rent and utilities attributable to office space occupied by development staff. Product development expenses mainly relate to the relatively minor upgrades and enhancements and are expensed as incurred.

Advertising and Promotional Expenses

Advertising and Promotional Expenses

The Company expenses advertising and promotional costs in the period in which they are incurred. For the years ended December 31, 2018, 2019 and 2020, promotional and advertising expenses totaled RUB 15,372, RUB 18,350 and RUB 19,734 ($267.1), respectively.

Social Security Contributions

Social Security Contributions

The Company makes contributions to governmental pension, medical and social funds on behalf of its employees. These contributions are expensed as incurred. In Russia, the amount was calculated using a regressive rate (from 14.0% to 4.0% for accredited IT companies and from 30.2% to 15.3% for other companies in 2020, 2019 and 2018) based on the annual compensation of each employee. The rates for 2021 remain the same for other companies (from 30.2% to 15.3%) and have been lowered for accredited IT companies to a range from 7.8% to 0.3%.

Share-Based Compensation

Share-Based Compensation

The Company grants share options, share appreciation rights (“SARs”), restricted share units (“RSUs”), performance share units (“PSUs”), “Synthetic Options” and business unit equity awards (together, “Share-Based Awards”) to its employees and consultants.

The Company estimates the fair value at the grant date of share options, SARs and business unit equity awards that are expected to vest using the Black-Scholes-Merton (“BSM”) pricing model and recognizes the fair value on a straight-line basis over the requisite service period. The fair value of RSUs is measured based on the fair market values of the underlying shares on the dates of grant. The fair value of PSUs and Synthetic Options is measured using the Monte-Carlo pricing model and is recognized on a straight-line basis over the requisite service period. This model incorporates assumptions such as stock price volatility, contractual terms, maturity, risk free rates and expected dividends.

The assumptions used in calculating the fair value of Share-Based Awards represent the Company’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, the Company’s share-based compensation expense could be materially different in the future. The Company accounts for forfeitures as they occur.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (2) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever is higher for each reporting period.

Income Taxes

Income Taxes

Current tax expense/(benefit) is calculated as the estimated amount expected to be recovered from or paid to the taxing authorities based on the taxable income for the period. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for carryforwards. Deferred tax assets, including those for operating loss carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the deferred tax asset or liability is expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are classified as non-current. Deferred tax assets are reduced by a valuation allowance to the amount that is more likely than not to be realized. In making such a determination, management consider all available evidence, including future reversals of existing taxable temporary differences, projected future taxable income, limitations and enacted changes to the tax legislation in respective jurisdictions, tax-planning strategies, and results of recent operations.

The Company accounts for uncertainty in tax positions recognized in the consolidated financial statements by recognizing a tax benefit from tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. For those tax positions that meet the more-likely-than-not recognition threshold, the Company recognize for the largest amount of tax benefit that is more likely than 50 percent likely to be realized. Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized. The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the consolidated statements of income. Accrued interest and penalties are presented in the consolidated balance sheets within other accrued liabilities, non-current or income and non-income taxes payable together with unrecognized tax benefits based on the timing of expected resolution.

Comprehensive Income

Comprehensive Income

Comprehensive income is defined as the change in equity during a period from non-owner sources. U.S. GAAP requires the reporting of comprehensive income in addition to net income. Comprehensive income of the Company includes net income and foreign currency translation adjustments. For the years ended December 31, 2018, 2019 and 2020 total comprehensive income included, in addition to net income, the effect of translating the financial statements of the Company’s legal entities domiciled outside of Russia from these entities’ functional currencies into Russian rubles.

Accumulated other comprehensive income of RUB 4,841 as of December 31, 2019 and RUB 17,976 ($243.3) as of December 31, 2020 consists solely of cumulative foreign currency translation adjustment.

Noncontrolling Interests And Redeemable Noncontrolling Interests

Noncontrolling Interests and Redeemable Noncontrolling Interests

Interests held by third parties in consolidated majority-owned subsidiaries are presented as noncontrolling interests, which represent the noncontrolling stockholders’ interests in the underlying net assets of the Company’s consolidated majority-owned subsidiaries. Noncontrolling interests that are not redeemable are reported in the equity section of the consolidated balance sheets. The net income/(loss) attributable to noncontrolling interest reflects the share of the net income of the Company’s consolidated subsidiaries, in which there are either noncontrolling interests or redeemable noncontrolling interests.

Ownership interests in the Company’s consolidated subsidiaries held by the senior employees of these subsidiaries are considered redeemable as according to the terms of the business unit equity awards the employees have the right to redeem their interests for cash. Accordingly, such redeemable noncontrolling interests have been presented as mezzanine equity in the consolidated balance sheets. Adjustments to the redemption value of the redeemable noncontrolling interests are recorded through retained earnings.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments carried on the balance sheets include cash and cash equivalents, term deposits, restricted cash, investments in equity securities, accounts receivable and funds receivable, loans to employees, accounts payable, convertible debt and accrued liabilities. The carrying amounts of cash and cash equivalents, short-term deposits, current restricted cash, accounts receivable and funds receivable, accounts payable and accrued liabilities approximate their respective fair values due to the short-term nature of those instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1—observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3— unobservable inputs that are supported by little of no market activities.

Term Deposits

Term Deposits

Bank deposits are classified depending on their original maturity as (i) cash and cash equivalents if the original maturities are three months or less; (ii) current term deposits if the original maturities are more than three months, but no more than one year; and (iii) non-current term deposits if the original maturities are more than one year.

Investments in Equity Securities

Investments in Equity Securities

Investments in the stock of entities in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control are accounted for using the equity method. The Company records its share of the results of these companies within the loss from equity method investments line on the consolidated statements of income or as an adjustment to equity to reflect the Company’s share in the changes of the investee's capital. Investments in the non-marketable stock of entities in which the Company can exercise little or no influence are accounted for using the cost method. Both equity and cost method accounted investments are included in investments in the non-marketable equity securities line on the consolidated balance sheets.

Variable Interest Entities

Variable Interest Entities

Entities that do not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest are referred to as variable interest entities (“VIE”). A VIE is consolidated by the variable interest holder that is determined to have the controlling financial interest (primary beneficiary) as a result of having both the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. The Company determines whether it is the primary beneficiary of an entity subject to consolidation based on a qualitative assessment of the VIE’s capital structure, contractual terms, nature of the VIE’s operations and purpose, and the Company’s relative exposure to the related risks of the VIE on the date it becomes initially involved in the VIE. The Company reassesses its VIE determination with respect to an entity on an ongoing basis.

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

The Company maintains an allowance for credit losses for expected uncollectible trade accounts receivable, which is recorded as an offset to accounts receivable, and changes in such amounts are classified as general and administrative expenses in the consolidated statements of income. The Company determined that the expected loss rates should be calculated using the historical loss rates adjusted for current market conditions and reasonable and supportable forecasts of future economic conditions such as changes in unemployment rates to inform adjustments to historical loss data. The historical rates are calculated for each of the aging categories used for pooling trade receivables. To determine the collected portion of each bucket, the collection time of each trade receivable is identified. To determine the appropriate allowance for expected credit losses, the Company considers certain historical information, credit quality indicators, such as aging, collection history, and creditworthiness of debtors. The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Company identifies specific customers with known disputes or collectability issues.

The Company has certain concentrations of outstanding trade receivables in international locations that impact the Company’s assessment of the credit quality of receivables. The Company monitors the macroeconomic and political environment in each of these locations in its assessment of the credit quality of trade receivables.

Inventories

Inventories

Inventories, consisting of products available for sale, are primarily accounted for using the weighted average method, and are valued at the lower of cost and net realizable value. The Company estimates the net realizable value of such inventories based on analysis and assumptions. A change to the carrying value of inventories is recorded to cost of revenues.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over their useful lives. Capital expenditures incurred before property and equipment are ready for their intended use are capitalized as assets not yet in use.

Depreciation is computed under the straight-line method using estimated useful lives as follows:

Estimated useful lives
Servers and network equipment	3.0-4.0 years
Infrastructure systems	3.0-10.0 years
Office furniture and equipment	3.0 years
Buildings	10.0-20.0 years
Land rights	50.0 years
Leasehold improvements	the shorter of 5.0 years or the remaining period of the lease term
Other equipment	2.0‑10.0 years

Land is not depreciated.

Depreciation of assets included in assets not yet in use commences when they are ready for the intended use.

Leases

Leases

The Company determines if an arrangement is or contains a lease at inception by assessing whether the arrangement contains an identified asset and whether it has the right to control the identified asset. Right-of-use (“ROU”) assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. Lease liabilities are recognized at the lease commencement date based on the present value of future lease payments over the lease term. ROU assets are based on the measurement of the lease liability and also include any lease payments made prior to or on lease commencement and exclude lease incentives and initial direct costs incurred, as applicable.

As the implicit rate in the Company's leases is generally unknown, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future lease payments. The Company gives consideration to its credit risk, term of the lease and total lease payments and adjusts for the impacts of collateral, as necessary, when calculating its incremental borrowing rates. The lease terms may include options to extend or terminate the lease when it is reasonably certain the Company will exercise any such options. Lease costs for the Company's operating leases are recognized on a straight-line basis within operating expenses over the lease term. Finance lease assets are amortized on a straight-line basis over the shorter of the estimated useful lives of the assets or the lease term. The interest component of finance leases is included in interest expense and recognized using the effective interest method over the lease term.

The Company determines lease payments related to the use of the underlying leased assets at lease commencement and lease modification dates. Based on the terms of the individual lease agreement, such lease payments may represent fixed payments (including in-substance fixed payments) or variable lease payments. Variable lease payments mainly relate to car leases for Yandex.Drive and represent mileage-based payments.

The Company accounts for lease concessions (rent discounts and rent deferrals) received as a result of the COVID-19 pandemic as if they were part of the enforceable rights and obligations in the original contracts by recognizing negative variable lease cost.

The Company separates its leases into property and car leases by their class of underlying assets. For property leases the Company separately accounts for lease and non-lease components based on the identifiable standalone price of such non-lease components and, as a result, allocates part of lease contract consideration to non-lease component and accounts for it separately. For car leases the Company has elected to not separate lease and non-lease components for any leases within its existing classes of assets and, as a result, accounts for any lease and non-lease components as a single lease component. The Company has also elected to not apply the recognition requirement to any leases within its existing classes of assets with a term of 12 months or less.

Operating leases are included in the other current assets and accounts payable and accrued liabilities lines for current leases and in the operating lease right-of-use assets and operating lease liabilities lines for non-current leases in the Company's consolidated balance sheets. Finance leases are included in the property and equipment, net, accounts payable and accrued liabilities lines for current leases and other accrued liabilities line for non-current leases in the Company's consolidated balance sheets.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill represents the excess of purchase consideration over the Company’s share of fair value of the net assets of acquired businesses. During the measurement period, which may be up to one year from the acquisition date, the Company may apply adjustments to the assets acquired and liabilities assumed with a corresponding offset to goodwill. Goodwill is not subject to amortization but is tested for impairment at least annually.

The Company performs a qualitative assessment to determine whether further impairment testing on goodwill is necessary. If the Company believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, a quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test is performed by comparing the carrying value of each reporting unit’s net assets (including allocated goodwill) to the fair value of those net assets. If the reporting unit’s carrying amount is greater than its fair value, the Company recognizes a goodwill impairment charge for the amount by which the carrying value of a reporting unit exceeds its fair value.

The Company did not recognize any goodwill impairment for the years ended December 31, 2018 and 2020. In 2019, the Company recognized goodwill impairment in the amount of RUB 762 related to the acquisition of Food Party LLC as a result of the annual goodwill impairment test. The impairment was in the full amount of goodwill recognized at the Food Party LLC acquisition date and allocated to the Taxi segment.

The Company amortizes intangible assets using the straight-line method and estimated useful lives of assets ranging from 1.0 to 15.9 years, with a weighted-average life of 7.8 years:

Estimated useful lives
Acquisition-related intangible assets:
Content and software	1.0-10.0 years
Customer relationships	2.0-15.9 years
Patents and licenses	3.0-6.8 years
Non-compete agreements	2.0-5.0 years
Trade names and domain names	2.0-10.0 years
Workforce	4.0 years
Supplier relationships	1.0-4.5 years
Other technologies and licenses	the shorter of 5.0 years or the underlying license terms

Impairment of Long lived Assets Other Than Goodwill

Impairment of Long-lived Assets Other Than Goodwill

The Company evaluates the carrying value of long-lived assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. When such a determination is made, management’s estimate of undiscounted cash flows to be generated by the assets is compared to the carrying value of the assets to determine whether impairment is indicated. If impairment is indicated, the amount of the impairment recognized in the consolidated financial statements is determined by estimating the fair value of the assets and recording a loss for the amount by which the carrying value exceeds the estimated fair value. This fair value is usually determined based on estimated discounted cash flows.

Content assets

Content assets

The Company licenses and produces content assets in order to offer users unlimited viewing or limited viewing of films and series (or titles) via subscription, transaction and advertising models. Most of the content license agreements are for a fixed fee. Payments for content assets, including additions to streaming assets and the changes in related liabilities, are classified within net cash from operating activities in the consolidated statements of cash flows. For licensed content assets, the Company recognizes the assets per content and records a corresponding liability at the gross amount of the liability when the license period begins and all the following conditions have been met:

●	the cost of the content asset is known or reasonably determinable;
●	the content asset is accepted in accordance with the conditions of agreement;
●	the content asset is available for its first streaming or showing.

Content which is licensed for less than a year is recognized as current content assets within the other current assets line and content which is licensed for a period of more than one year is recognized as non-current content assets on the consolidated balance sheets. Reclassification is not applied after initial classification to current content assets or non-current content assets.

For produced content, the Company capitalizes costs associated with content production, including development costs, direct costs and production overhead when incurred. These amounts are included in the non-current content assets line in the consolidated balance sheets. Produced content assets are expected to be amortized within four years after launch. For films and series predominantly monetized individually, the amortization of capitalized costs is based on the proportion of the film’s (or series’) revenues recognized for such period to the film’s (or series’) estimated remaining ultimate revenues (i.e., the total revenue to be received throughout a film’s or series’ life cycle).

For the advertising model, the Company’s general policy is to amortize each content’s costs on a straight-line basis over its license period. For the subscription model, the Company’s general policy is to amortize each content asset based on the estimated number of future showings. For the transaction model, the Company’s general policy is to amortize each content asset based on the estimated viewing patterns. The Company amortizes content assets (licensed and produced) in the cost of revenues line on the consolidated statements of income. The Company reviews factors impacting the amortization of content assets on an ongoing basis.

The Company’s video business model is subscription-based, rather than based on revenues generated from the advertising or the transaction models. The principal content assets, both licensed and produced, are reviewed in aggregate at a film group level when an event or change in circumstances indicates a change in the expected usefulness of the content asset or that the fair value may be less than unamortized cost. To date, the Company has not identified any such event or changes in circumstances. If such changes are identified in the future, these aggregated content assets will be stated at the lower of unamortized cost or fair value.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued an ASU 2016-13 which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost to be presented at the net amount expected to be collected. This ASU replaces the existing incurred loss impairment model with a forward-looking expected credit loss model which will result in earlier recognition of credit losses. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. The Company adopted the standard effective January 1, 2020, using the modified retrospective method with a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption.

The following table presents the impact of adopting current expected credit losses on January 1, 2020 on the Company’s financial assets, retained earnings and non-redeemable NCI:

	December 31, 2019	Transition Adjustment	January 1, 2020
	RUB	RUB	RUB
Allowance:
Accounts receivable, net	17,832	(214)	17,618
Prepaid expenses	3,315	(12)	3,303
Other current assets	8,797	(43)	8,754
Long-term prepaid expenses	2,289	(28)	2,261

Retained Earnings
Decrease to retained earnings, pre-tax		(297)
Tax effect		49
Decrease to retained earnings, net of tax effect		(248)
Non-redeemable NCI effect of adoption		(16)

Effect of Recently Issued Accounting Pronouncements Not Yet Effective

Effect of Recently Issued Accounting Pronouncements Not Yet Effective

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). ASU 2019-12 removes certain exceptions for performing intraperiod tax allocations, recognizing deferred taxes for investments, and calculating income taxes in interim periods. The guidance also simplifies the accounting for franchise taxes, transactions that result in a step-up in the tax basis of goodwill, and the effect of enacted changes in tax laws or rates in interim periods. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020 and early adoption is permitted. While the Company is continuing to assess the potential impacts of ASU 2019-12, it does not expect ASU 2019-12 to have a material effect, if any, on its financial statements.

In January 2020, the FASB issued ASU 2020-01, “Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815,” which clarifies the interaction of the accounting for equity investments under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company adopted the standard effective January 1, 2021, and is currently evaluating the impact that the guidance will have on the consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt — Debt With Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. The Company is currently evaluating the impact that the guidance will have on the consolidated financial statements.

No other recent accounting pronouncements were issued by FASB and the SEC that are believed by management to have a material impact on the Company’s present or future financial statements.